RETIREMENT-RELATED BENEFITS - Expected Benefit Payments (Details) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Defined Benefit Pension Plans
Expected Benefit Payments
Expected benefit payments, 2022			$ 99
Expected benefit payments, 2023			87
Expected benefit payments, 2024			87
Expected benefit payments, 2025			107
Expected benefit payments, 2026			100
Expected benefit payments, 2027-2031			592
Nonpension Postretirement Plans
Expected Benefit Payments
Expected benefit payments, 2023	$ 27	$ 27	1
Expected benefit payments, 2024			1
Expected benefit payments, 2025			1
Expected benefit payments, 2026			1
Expected benefit payments, 2027-2031			$ 3